Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Cash and cash equivalents
Schedule of cash and cash equivalents

	2018	2017
	€m	€m
Cash at bank and in hand	2,197	1,856
Money market funds and bank deposits	2,477	6,979
Cash and cash equivalents as presented in the statement of financial position	4,674	8,835
Bank overdrafts	(7)	—
Cash and cash equivalents of discontinued operations	727	467
Cash and cash equivalents as presented in the statement of cash flows	5,394	9,302